Cover	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Nov. 07, 2022
Entity File Number	000-55282
Entity Registrant Name	HIMALAYA TECHNOLOGIES, INC.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2420
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	HMLA
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true